Income Taxes - Schedule of Income Before Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Before Income Taxes [Abstract]
Income before taxes	$ 1,308,714	$ 841,301	$ (241,286)
PRC EIT tax rates	15.00%	15.00%	15.00%
Tax at the PRC EIT tax rates	$ 196,307	$ 138,499
Tax effect of non-deductible expenses	4,059	(2,762)	31,813
Tax effect of R&D expense deduction	(200,366)	(135,737)
Income tax (refund) expenses			$ 31,813